Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Disclosure of maturity analysis of lease receivable	The following table sets out a maturity analysis of lease receivables, showing the lease payments to be received after the reporting date.

	2023				2022
	Gross investment in finance lease receivables	Future finance income	Present value of minimum lease payments receivable	Unguaranteed residual values	Gross investment in finance lease receivables	Future finance income	Present value of minimum lease payments receivable	Unguaranteed residual values
	£m	£m	£m	£m	£m	£m	£m	£m
Not more than one year	3	—	3	—	14	(1)	13	—
One to two years	2	—	2	—	9	(1)	8	—
Two to three years	—	—	—	—	2	—	2	—
Three to four years	—	—	—	—	1	—	1	—
Four to five years	—	—	—	—	1	—	1	—
Over five years	—	—	—	—	1	—	1	—
Total	5	—	5	—	28	(2)	26	—

Disclosure of finance lease income	The following table shows amounts recognised in the income statement during the year.

	2023	2022
	£m	£m
Finance income from net investment in lease	1	2
Profit on sales	—	—

Disclosure of lease liabilities and maturity analysis

Lease liabilities
	2023	2022
	£m	£m
As at 1 January	1,216	1,317
Interest expense	54	56
New leases	19	42
Disposals	(11)	(13)
Cash payments[1]	(406)	(239)
Exchange and other movements	99	53
As at 31 December (see Note 22)	971	1,216
Note
1Cash payments include one time lease liability payment of £182m related to structural cost action in relation to the real estate review.
The below table sets out a maturity analysis of undiscounted lease liabilities, showing the lease payments after the reporting date.

Undiscounted lease liabilities maturity analysis
	2023	2022
	£m	£m
Not more than one year	174	229
One to two years	169	216
Two to three years	144	193
Three to four years	120	160
Four to five years	97	140
Five to ten years	338	457
Greater than ten years	282	105
Total undiscounted lease liabilities as at 31 December	1,324	1,500